ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) Reclassifications out of AOCI (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									$ 69.3	$ 78.2	$ 52.3
Net Income (Loss) Available to Common Stockholders, Basic									490.1	882.6	673.2
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	65.6	169.6	197.4	84.7	137.7	90.0	128.4	107.9	517.3	464.0	606.6
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									6.8	1.7
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax									(11.7)	(2.9)
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income Tax Expense (Benefit)									3.4	2.6
Net Income (Loss) Available to Common Stockholders, Basic									(7.5)	(5.8)
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest									(10.9)	(8.4)
Selling, General and Administrative Expenses [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									(4.4)	(3.4)
Cost of Sales [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax									(18.5)	(4.6)
Cost of Sales [Member] | Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									$ (6.5)	$ (5.0)